Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011	May 31, 2013 Minimum [Member]	May 31, 2013 Maximum [Member]	Mar. 31, 2013 Customer Concentration Risk [Member] Sales Revenue, Net [Member]	Mar. 31, 2012 Customer Concentration Risk [Member] Sales Revenue, Net [Member]	Mar. 31, 2011 Customer Concentration Risk [Member] Sales Revenue, Net [Member]	Mar. 31, 2013 Credit Concentration Risk [Member] Accounts Receivable [Member]	Mar. 31, 2012 Credit Concentration Risk [Member] Accounts Receivable [Member]	Mar. 31, 2011 Credit Concentration Risk [Member] Accounts Receivable [Member]	May 31, 2013 Land use rights [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives												50 years
Percentage of ownership interest in voting stock considered to exist significant influence over investee company				20.00%	50.00%
Business tax	$ 33,859	$ 26,692	$ 18,966
Total advertising expenses	29,725	28,960	21,376
Government subsidies received	1,196	971	1,028
Aggregate amounts denominated in RMB	$ 415,897	$ 400,183
Concentration risk						10.00%	10.00%	10.00%	10.00%	10.00%	10.00%